Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000153405 | Carrington Mortgage Loan Trust Series 2006-FRE1, 2.7410, 2036-07-25
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000153405 | CIT Mortgage Loan Trust 2007-1, 5.5430, 2037-10-25
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000153405 | Option One Mortgage Loan Trust 2007-CP1, 0.0001, 2037-03-25
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000153405 | Seasoned Credit Risk Transfer Trust Series 2018-3, 1.1762, 2057-08-25
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000153405 | Citigroup Mortgage Loan Trust 2007-AHL1, 0.9715, 2036-12-25
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000153405 | Carrington Mortgage Loan Trust Series 2007-RFC1, 3.6728, 2036-12-25
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000153405 | CIT Mortgage Loan Trust 2007-1, 5.1953, 2037-10-25
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000153405 | Nationstar Home Equity Loan Trust 2007-B, 4.3193, 2037-04-25
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000153405 | RAAC Series 2007-SP3 Trust, 6.0430, 2047-09-25
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000153405 | Morgan Stanley A.B.S Capital I Inc Trust 2007-HE6, 0.0001, 2037-05-25
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000153405 | Financials313400301
Holdings [Line Items]
Percent of Total Investments	2.40%
C000153405 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	0.00%
C000153405 | ABS000759DN7
Holdings [Line Items]
Percent of Total Investments	97.60%
C000153405 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000153405 | Financials
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000153405 | CMO
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000153405 | ABS
Holdings [Line Items]
Percent of Net Asset Value	90.40%
C000153406 | Carrington Mortgage Loan Trust Series 2006-FRE1, 2.7410, 2036-07-25
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000153406 | CIT Mortgage Loan Trust 2007-1, 5.5430, 2037-10-25
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000153406 | Option One Mortgage Loan Trust 2007-CP1, 0.0001, 2037-03-25
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000153406 | Seasoned Credit Risk Transfer Trust Series 2018-3, 1.1762, 2057-08-25
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000153406 | Citigroup Mortgage Loan Trust 2007-AHL1, 0.9715, 2036-12-25
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000153406 | Carrington Mortgage Loan Trust Series 2007-RFC1, 3.6728, 2036-12-25
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000153406 | CIT Mortgage Loan Trust 2007-1, 5.1953, 2037-10-25
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000153406 | Nationstar Home Equity Loan Trust 2007-B, 4.3193, 2037-04-25
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000153406 | RAAC Series 2007-SP3 Trust, 6.0430, 2047-09-25
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000153406 | Morgan Stanley A.B.S Capital I Inc Trust 2007-HE6, 0.0001, 2037-05-25
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000153406 | Financials313400301
Holdings [Line Items]
Percent of Total Investments	2.40%
C000153406 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	0.00%
C000153406 | ABS000759DN7
Holdings [Line Items]
Percent of Total Investments	97.60%
C000153406 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000153406 | Financials
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000153406 | CMO
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000153406 | ABS
Holdings [Line Items]
Percent of Net Asset Value	90.40%
C000153407 | Carrington Mortgage Loan Trust Series 2006-FRE1, 2.7410, 2036-07-25
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000153407 | CIT Mortgage Loan Trust 2007-1, 5.5430, 2037-10-25
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000153407 | Option One Mortgage Loan Trust 2007-CP1, 0.0001, 2037-03-25
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000153407 | Seasoned Credit Risk Transfer Trust Series 2018-3, 1.1762, 2057-08-25
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000153407 | Citigroup Mortgage Loan Trust 2007-AHL1, 0.9715, 2036-12-25
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000153407 | Carrington Mortgage Loan Trust Series 2007-RFC1, 3.6728, 2036-12-25
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000153407 | CIT Mortgage Loan Trust 2007-1, 5.1953, 2037-10-25
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000153407 | Nationstar Home Equity Loan Trust 2007-B, 4.3193, 2037-04-25
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000153407 | RAAC Series 2007-SP3 Trust, 6.0430, 2047-09-25
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000153407 | Morgan Stanley A.B.S Capital I Inc Trust 2007-HE6, 0.0001, 2037-05-25
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000153407 | Financials313400301
Holdings [Line Items]
Percent of Total Investments	2.40%
C000153407 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	0.00%
C000153407 | ABS000759DN7
Holdings [Line Items]
Percent of Total Investments	97.60%
C000153407 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000153407 | Financials
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000153407 | CMO
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000153407 | ABS
Holdings [Line Items]
Percent of Net Asset Value	90.40%
C000215731 | 31846V328 | First American Treasury Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000215731 | 375558103 | Gilead Sciences, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000215731 | G0593M107 | AstraZeneca plc
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000215731 | 92532F100 | Vertex Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000215731 | 462222100 | Ionis Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000215731 | 457669307 | Insmed, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000215731 | 45337C102 | Incyte Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000215731 | G76279101 | Roivant Sciences Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000215731 | 04016X101 | Argenx S.E.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000215731 | 64125C109 | Neurocrine Biosciences, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000215731 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	7.70%
C000215731 | Health Care00287Y109
Holdings [Line Items]
Percent of Total Investments	92.30%
C000215731 | Health CareG29CVR019
Holdings [Line Items]
Percent of Total Investments	0.00%
C000215731 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000215731 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	92.40%
C000215729 | 31846V328 | First American Treasury Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000215729 | 375558103 | Gilead Sciences, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000215729 | G0593M107 | AstraZeneca plc
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000215729 | 92532F100 | Vertex Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000215729 | 462222100 | Ionis Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000215729 | 457669307 | Insmed, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000215729 | 45337C102 | Incyte Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000215729 | G76279101 | Roivant Sciences Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000215729 | 04016X101 | Argenx S.E.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000215729 | 64125C109 | Neurocrine Biosciences, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000215729 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	7.70%
C000215729 | Health Care00287Y109
Holdings [Line Items]
Percent of Total Investments	92.30%
C000215729 | Health CareG29CVR019
Holdings [Line Items]
Percent of Total Investments	0.00%
C000215729 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000215729 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	92.40%
C000215730 | 31846V328 | First American Treasury Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000215730 | 375558103 | Gilead Sciences, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000215730 | G0593M107 | AstraZeneca plc
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000215730 | 92532F100 | Vertex Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000215730 | 462222100 | Ionis Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000215730 | 457669307 | Insmed, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000215730 | 45337C102 | Incyte Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000215730 | G76279101 | Roivant Sciences Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000215730 | 04016X101 | Argenx S.E.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000215730 | 64125C109 | Neurocrine Biosciences, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000215730 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	7.70%
C000215730 | Health Care00287Y109
Holdings [Line Items]
Percent of Total Investments	92.30%
C000215730 | Health CareG29CVR019
Holdings [Line Items]
Percent of Total Investments	0.00%
C000215730 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000215730 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	92.40%
C000173003 | 31846V328 | First American Treasury Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	40.50%
C000173003 | 316175108 | Fidelity Investments Money Market Government Portfolio, Class I
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000173003 | 2EJ6C6400_20260413_L_SXM | S&P Emini 2nd Week
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000173003 | ESM6P6500_20260622_L_SXM | S&P500 Emini Option
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000173003 | 3EJ6C6575_20260420_L_SXM | S&P Emini 3rd Week
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000173003 | ESM6P6300_20260622_L_SXM | S&P500 Emini Option
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000173003 | SPXWC6400_20260501_L_IB | S&P 500 Index
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000173003 | 3EK6P6800_20260518_L_SXMA | S&P Emini 3rd Week
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000173003 | 3EJ6P6350_20260420_L_SXM | S&P Emini 3rd Week
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000173003 | SPXWC6650_20260701_L_IB | S&P 500 Index
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000173003 | ESM6P6400_20260622_S_SXM | S&P500 Emini Option
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)
C000173003 | 2EJ6C6450_20260413_S_SXM | S&P Emini 2nd Week
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
C000173003 | 3EJ6C6625_20260420_S_SXM | S&P Emini 3rd Week
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
C000173003 | 3EJ6P6250_20260420_S_SXM | S&P Emini 3rd Week
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000173003 | SPXWP6250_20260701_S_IB | S&P 500 Index
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000173003 | SPXWP6200_20260701_S_IB | S&P 500 Index
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000173003 | 2EJ6P6200_20260413_S_SXM | S&P Emini 2nd Week
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000173003 | 2EJ6C6500_20260413_S_SXM | S&P Emini 2nd Week
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000173003 | 3EK6P6400_20260518_S_SXMA | S&P Emini 3rd Week
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000173003 | 3EJ6P6000_20260420_S_SXM | S&P Emini 3rd Week
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000173003 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	78.50%
C000173003 | FuturesESW6C6675_20260402_L_SXMB
Holdings [Line Items]
Percent of Total Investments	21.50%
C000173003 | Specialty
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000173003 | Index Options Purchased
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000173003 | Future Options Purchased
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000173003 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	54.60%
C000173004 | 31846V328 | First American Treasury Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	40.50%
C000173004 | 316175108 | Fidelity Investments Money Market Government Portfolio, Class I
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000173004 | 2EJ6C6400_20260413_L_SXM | S&P Emini 2nd Week
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000173004 | ESM6P6500_20260622_L_SXM | S&P500 Emini Option
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000173004 | 3EJ6C6575_20260420_L_SXM | S&P Emini 3rd Week
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000173004 | ESM6P6300_20260622_L_SXM | S&P500 Emini Option
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000173004 | SPXWC6400_20260501_L_IB | S&P 500 Index
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000173004 | 3EK6P6800_20260518_L_SXMA | S&P Emini 3rd Week
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000173004 | 3EJ6P6350_20260420_L_SXM | S&P Emini 3rd Week
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000173004 | SPXWC6650_20260701_L_IB | S&P 500 Index
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000173004 | ESM6P6400_20260622_S_SXM | S&P500 Emini Option
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)
C000173004 | 2EJ6C6450_20260413_S_SXM | S&P Emini 2nd Week
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
C000173004 | 3EJ6C6625_20260420_S_SXM | S&P Emini 3rd Week
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
C000173004 | 3EJ6P6250_20260420_S_SXM | S&P Emini 3rd Week
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000173004 | SPXWP6250_20260701_S_IB | S&P 500 Index
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000173004 | SPXWP6200_20260701_S_IB | S&P 500 Index
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000173004 | 2EJ6P6200_20260413_S_SXM | S&P Emini 2nd Week
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000173004 | 2EJ6C6500_20260413_S_SXM | S&P Emini 2nd Week
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000173004 | 3EK6P6400_20260518_S_SXMA | S&P Emini 3rd Week
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000173004 | 3EJ6P6000_20260420_S_SXM | S&P Emini 3rd Week
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000173004 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	78.50%
C000173004 | FuturesESW6C6675_20260402_L_SXMB
Holdings [Line Items]
Percent of Total Investments	21.50%
C000173004 | Specialty
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000173004 | Index Options Purchased
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000173004 | Future Options Purchased
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000173004 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	54.60%
C000173005 | 31846V328 | First American Treasury Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	40.50%
C000173005 | 316175108 | Fidelity Investments Money Market Government Portfolio, Class I
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000173005 | 2EJ6C6400_20260413_L_SXM | S&P Emini 2nd Week
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000173005 | ESM6P6500_20260622_L_SXM | S&P500 Emini Option
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000173005 | 3EJ6C6575_20260420_L_SXM | S&P Emini 3rd Week
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000173005 | ESM6P6300_20260622_L_SXM | S&P500 Emini Option
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000173005 | SPXWC6400_20260501_L_IB | S&P 500 Index
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000173005 | 3EK6P6800_20260518_L_SXMA | S&P Emini 3rd Week
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000173005 | 3EJ6P6350_20260420_L_SXM | S&P Emini 3rd Week
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000173005 | SPXWC6650_20260701_L_IB | S&P 500 Index
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000173005 | ESM6P6400_20260622_S_SXM | S&P500 Emini Option
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)
C000173005 | 2EJ6C6450_20260413_S_SXM | S&P Emini 2nd Week
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
C000173005 | 3EJ6C6625_20260420_S_SXM | S&P Emini 3rd Week
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
C000173005 | 3EJ6P6250_20260420_S_SXM | S&P Emini 3rd Week
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000173005 | SPXWP6250_20260701_S_IB | S&P 500 Index
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000173005 | SPXWP6200_20260701_S_IB | S&P 500 Index
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000173005 | 2EJ6P6200_20260413_S_SXM | S&P Emini 2nd Week
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000173005 | 2EJ6C6500_20260413_S_SXM | S&P Emini 2nd Week
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000173005 | 3EK6P6400_20260518_S_SXMA | S&P Emini 3rd Week
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000173005 | 3EJ6P6000_20260420_S_SXM | S&P Emini 3rd Week
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000173005 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	78.50%
C000173005 | FuturesESW6C6675_20260402_L_SXMB
Holdings [Line Items]
Percent of Total Investments	21.50%
C000173005 | Specialty
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000173005 | Index Options Purchased
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000173005 | Future Options Purchased
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000173005 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	54.60%
C000186116 | 990VR1110 | Mount Vernon Liquid Assets Portfolio
Holdings [Line Items]
Percent of Net Asset Value	41.30%
C000186116 | 85916J409 | Stereotaxis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000186116 | 03214Q108 | Amprius Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000186116 | BM9Q3J2 | Rainbow Robotics
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000186116 | BD6NK36 | Kraken Robotics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000186116 | 6356934 | FANUC Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000186116 | 46120E602 | Intuitive Surgical, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000186116 | BN4P528 | Doosan Robotics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000186116 | 773903109 | Rockwell Automation, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000186116 | 87151X101 | Symbotic, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000186116 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	30.90%
C000186116 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	43.60%
C000186116 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000186116 | Industrials008073108
Holdings [Line Items]
Percent of Total Investments	69.10%
C000186116 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000186116 | Communications
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000186116 | Technology
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000186116 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	56.00%
C000186117 | 990VR1110 | Mount Vernon Liquid Assets Portfolio
Holdings [Line Items]
Percent of Net Asset Value	41.30%
C000186117 | 85916J409 | Stereotaxis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000186117 | 03214Q108 | Amprius Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000186117 | BM9Q3J2 | Rainbow Robotics
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000186117 | BD6NK36 | Kraken Robotics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000186117 | 6356934 | FANUC Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000186117 | 46120E602 | Intuitive Surgical, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000186117 | BN4P528 | Doosan Robotics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000186117 | 773903109 | Rockwell Automation, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000186117 | 87151X101 | Symbotic, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000186117 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	30.90%
C000186117 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	43.60%
C000186117 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000186117 | Industrials008073108
Holdings [Line Items]
Percent of Total Investments	69.10%
C000186117 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000186117 | Communications
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000186117 | Technology
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000186117 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	56.00%
C000186118 | 990VR1110 | Mount Vernon Liquid Assets Portfolio
Holdings [Line Items]
Percent of Net Asset Value	41.30%
C000186118 | 85916J409 | Stereotaxis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000186118 | 03214Q108 | Amprius Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000186118 | BM9Q3J2 | Rainbow Robotics
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000186118 | BD6NK36 | Kraken Robotics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000186118 | 6356934 | FANUC Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000186118 | 46120E602 | Intuitive Surgical, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000186118 | BN4P528 | Doosan Robotics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000186118 | 773903109 | Rockwell Automation, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000186118 | 87151X101 | Symbotic, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000186118 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	30.90%
C000186118 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	43.60%
C000186118 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000186118 | Industrials008073108
Holdings [Line Items]
Percent of Total Investments	69.10%
C000186118 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000186118 | Communications
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000186118 | Technology
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000186118 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	56.00%
C000227117 | 31846V328 | First American Treasury Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000227117 | 298736109 | Euronet Worldwide, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000227117 | 23347FAC4 | TPG Trust 2025-INFL, B
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000227117 | 37247DAG1 | Genworth Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000227117 | 032159105 | AMREP Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000227117 | 28103BDW9 | Edison International
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000227117 | 22822VAV3 | Crown Castle, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000227117 | 804395101 | Saul Centers, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000227117 | 55293BAB1 | MHP 2021-STOR, A
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000227117 | 69007TAB0 | Outfront Media Capital, LLC / Outfront Media
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000227117 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	21.70%
C000227117 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000227117 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000227117 | CMO
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000227117 | ABS
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000227117 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000227117 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000227117 | Communications
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000227117 | Technology
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000227117 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000227117 | CMO007037AA2
Holdings [Line Items]
Percent of Total Investments	15.10%
C000227117 | Financials708062104
Holdings [Line Items]
Percent of Total Investments	1.60%
C000227117 | CMBS3137FXYY8
Holdings [Line Items]
Percent of Total Investments	0.40%
C000227117 | Utilities28103BDW9
Holdings [Line Items]
Percent of Total Investments	2.80%
C000227117 | Real Estate04208T108
Holdings [Line Items]
Percent of Total Investments	27.50%
C000227117 | Real Estate10482BAB7
Holdings [Line Items]
Percent of Total Investments	4.50%
C000227117 | Financials03881NAC1
Holdings [Line Items]
Percent of Total Investments	21.20%
C000227117 | Energy62913M206
Holdings [Line Items]
Percent of Total Investments	2.30%
C000227117 | Consumer DiscretionaryCSPRSPSR2
Holdings [Line Items]
Percent of Total Investments	2.10%
C000227117 | MBS Passthrough36179XZ82
Holdings [Line Items]
Percent of Total Investments	0.80%
C000227117 | MBS Passthrough
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000227117 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000227117 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000227117 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000227117 | CMBS
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000227118 | 31846V328 | First American Treasury Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000227118 | 298736109 | Euronet Worldwide, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000227118 | 23347FAC4 | TPG Trust 2025-INFL, B
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000227118 | 37247DAG1 | Genworth Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000227118 | 032159105 | AMREP Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000227118 | 28103BDW9 | Edison International
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000227118 | 22822VAV3 | Crown Castle, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000227118 | 804395101 | Saul Centers, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000227118 | 55293BAB1 | MHP 2021-STOR, A
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000227118 | 69007TAB0 | Outfront Media Capital, LLC / Outfront Media
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000227118 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	21.70%
C000227118 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000227118 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000227118 | CMO
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000227118 | ABS
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000227118 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000227118 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000227118 | Communications
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000227118 | Technology
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000227118 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000227118 | CMO007037AA2
Holdings [Line Items]
Percent of Total Investments	15.10%
C000227118 | Financials708062104
Holdings [Line Items]
Percent of Total Investments	1.60%
C000227118 | CMBS3137FXYY8
Holdings [Line Items]
Percent of Total Investments	0.40%
C000227118 | Utilities28103BDW9
Holdings [Line Items]
Percent of Total Investments	2.80%
C000227118 | Real Estate04208T108
Holdings [Line Items]
Percent of Total Investments	27.50%
C000227118 | Real Estate10482BAB7
Holdings [Line Items]
Percent of Total Investments	4.50%
C000227118 | Financials03881NAC1
Holdings [Line Items]
Percent of Total Investments	21.20%
C000227118 | Energy62913M206
Holdings [Line Items]
Percent of Total Investments	2.30%
C000227118 | Consumer DiscretionaryCSPRSPSR2
Holdings [Line Items]
Percent of Total Investments	2.10%
C000227118 | MBS Passthrough36179XZ82
Holdings [Line Items]
Percent of Total Investments	0.80%
C000227118 | MBS Passthrough
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000227118 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000227118 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000227118 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000227118 | CMBS
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000227116 | 31846V328 | First American Treasury Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000227116 | 298736109 | Euronet Worldwide, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000227116 | 23347FAC4 | TPG Trust 2025-INFL, B
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000227116 | 37247DAG1 | Genworth Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000227116 | 032159105 | AMREP Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000227116 | 28103BDW9 | Edison International
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000227116 | 22822VAV3 | Crown Castle, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000227116 | 804395101 | Saul Centers, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000227116 | 55293BAB1 | MHP 2021-STOR, A
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000227116 | 69007TAB0 | Outfront Media Capital, LLC / Outfront Media
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000227116 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	21.70%
C000227116 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000227116 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000227116 | CMO
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000227116 | ABS
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000227116 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000227116 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000227116 | Communications
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000227116 | Technology
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000227116 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000227116 | CMO007037AA2
Holdings [Line Items]
Percent of Total Investments	15.10%
C000227116 | Financials708062104
Holdings [Line Items]
Percent of Total Investments	1.60%
C000227116 | CMBS3137FXYY8
Holdings [Line Items]
Percent of Total Investments	0.40%
C000227116 | Utilities28103BDW9
Holdings [Line Items]
Percent of Total Investments	2.80%
C000227116 | Real Estate04208T108
Holdings [Line Items]
Percent of Total Investments	27.50%
C000227116 | Real Estate10482BAB7
Holdings [Line Items]
Percent of Total Investments	4.50%
C000227116 | Financials03881NAC1
Holdings [Line Items]
Percent of Total Investments	21.20%
C000227116 | Energy62913M206
Holdings [Line Items]
Percent of Total Investments	2.30%
C000227116 | Consumer DiscretionaryCSPRSPSR2
Holdings [Line Items]
Percent of Total Investments	2.10%
C000227116 | MBS Passthrough36179XZ82
Holdings [Line Items]
Percent of Total Investments	0.80%
C000227116 | MBS Passthrough
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000227116 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000227116 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000227116 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000227116 | CMBS
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000213451 | First American Treasury Obligations Fund
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000213451 | Invesco S&P 500 Pure Value ETF
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000213451 | iShares Russell 1000 Value ETF
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000213451 | United States Treasury Bill, 3.4200, 2026-04-14
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000213451 | United States Treasury Bill, 3.5600, 2026-04-30
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000213451 | United States Treasury Bill, 3.5700, 2026-05-12
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000213451 | United States Treasury Bill, 3.6000, 2026-05-28
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000213451 | iShares 1-3 Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000213451 | iShares 3-7 Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000213451 | iShares 7-10 Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000213451 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000213451 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000213451 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000213451 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000213451 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000213451 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000213451 | Technology
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000213451 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000213451 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000213451 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000213451 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000213451 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000213451 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000213451 | Equity
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000213451 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	30.70%
C000213451 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	37.70%
C000213451 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000213451 | InvestmentType_Reit
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000213451 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000213452 | First American Treasury Obligations Fund
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000213452 | Invesco S&P 500 Pure Value ETF
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000213452 | iShares Russell 1000 Value ETF
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000213452 | United States Treasury Bill, 3.4200, 2026-04-14
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000213452 | United States Treasury Bill, 3.5600, 2026-04-30
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000213452 | United States Treasury Bill, 3.5700, 2026-05-12
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000213452 | United States Treasury Bill, 3.6000, 2026-05-28
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000213452 | iShares 1-3 Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000213452 | iShares 3-7 Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000213452 | iShares 7-10 Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000213452 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000213452 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000213452 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000213452 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000213452 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000213452 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000213452 | Technology
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000213452 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000213452 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000213452 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000213452 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000213452 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000213452 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000213452 | Equity
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000213452 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	30.70%
C000213452 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	37.70%
C000213452 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000213452 | InvestmentType_Reit
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000213452 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000213450 | First American Treasury Obligations Fund
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000213450 | Invesco S&P 500 Pure Value ETF
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000213450 | iShares Russell 1000 Value ETF
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000213450 | United States Treasury Bill, 3.4200, 2026-04-14
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000213450 | United States Treasury Bill, 3.5600, 2026-04-30
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000213450 | United States Treasury Bill, 3.5700, 2026-05-12
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000213450 | United States Treasury Bill, 3.6000, 2026-05-28
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000213450 | iShares 1-3 Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000213450 | iShares 3-7 Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000213450 | iShares 7-10 Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000213450 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000213450 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000213450 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000213450 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000213450 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000213450 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000213450 | Technology
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000213450 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000213450 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000213450 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000213450 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000213450 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000213450 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000213450 | Equity
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000213450 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	30.70%
C000213450 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	37.70%
C000213450 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000213450 | InvestmentType_Reit
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000213450 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	15.20%